Shareholders' Equity - Summary of Outstanding (Parentheticals) (Detail) - Treasury shares [member] - shares		1 Months Ended				7 Months Ended	12 Months Ended
	Aug. 07, 2023	May 31, 2023	Jul. 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Aug. 07, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Stock repurchased during the period shares		1,170,603	1,607,940	110,100	54,900	1,170,603 [1]	1,772,940
Boa Vista Servicos S.A [member]
Disclosure of classes of share capital [line items]
Stock repurchased during the period shares						1,170,600	1,772,940
Merger Of Efx Brazil [Member] | Boa Vista Servicos S.A [member]
Disclosure of classes of share capital [line items]
Stock repurchased during the period shares	2,770,900

[1]	The difference between the average price and the negotiation price between May 7 and 8 relates to an event of dissent (“dissidência”) where a shareholder has a right to withdraw from a company when they do not agree with deliberations held at meetings in which matters are approved, resulting in the right to withdraw, as provided for in current legislation. As part of the Merger of Shares (Note 1 a.), there was a shareholder who withdrew and the Company repurchased at equity cost (not at market value).